Expenses by nature - Research and development costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development costs
Employee benefit expenses	¥ 610,063	¥ 397,488	¥ 254,665
Technology service fee	448,902	375,085	248,306
Amortization of intangible assets	20,311	33,082	33,082
Depreciation of property and equipment	12,687	6,025	1,083
Others	55,727	9,761	90
Amounts incurred	1,147,690	821,441	537,226
Less: capitalized
Employee benefit expenses	(116,801)	(219,195)
Technology service fee	(63,260)	(142,995)
Others	(11,534)	(70)
Capitalized research and development costs	(191,595)	(362,260)
Research and development costs	¥ 956,095	¥ 459,181	¥ 537,226